Schedule of summarized information of key subsidiaries Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net operating revenue		R$ 18,633,249
Operating costs and expenses	R$ 19,119,637	13,347,822	R$ 11,464,148
Income tax and social contribution	(1,259,632)	(1,285,365)	(675,661)
NET INCOME	5,048,602	3,909,750	2,062,869
Total comprehensive income	5,201,347	3,730,595	1,939,685
Dona Francisca [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	66,797	70,314	70,717
Operating costs and expenses	26,605	26,171	25,957
Financial income (expense)	(664)	208	475
Income tax and social contribution	(2,298)	(2,343)	(2,454)
NET INCOME	37,230	42,008	42,781
Other comprehensive income
Total comprehensive income	37,230	42,008	42,781
Foz Do Chopim [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	60,943	55,740	56,929
Operating costs and expenses	10,775	21,260	16,278
Financial income (expense)	(1,703)	(5,527)	621
Income tax and social contribution	(2,060)	(2,035)	(2,346)
NET INCOME	46,405	26,918	38,926
Other comprehensive income
Total comprehensive income	R$ 46,405	R$ 26,918	R$ 38,926